FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Schedule of financial assets and liabilities accounted for at fair value on a recurring basis

(In thousands)	Fair Value at
Description	December 31, 2023	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:	$1,675	$1,675	$—	$—
Short term investments:	$12,011	$—	$12,011	$—
Long term investments:
Investment in warrants - Designated as investment measured at FVTPL	$5	$—	$5	$—
Investment in convertible loan - AFS	$296	$—	$—	$296

(In thousands)	Fair Value at
Description	December 31, 2022	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:	$2,763	$2,763	$—	$—
Short term investments:	$1,462	$—	$1,462	$—
Term deposit, non current:	$3,065	$—	$3,065	$—
Long term investments:
Investment in warrants - Designated as investment measured at FVTPL	$164	$—	$164	$—
Investment in convertible loan - AFS	$281	$—	$—	$281
Investment in convertible loan - Designated as investment measured at FVTPL	$482	$—	$—	$482

Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Schedule of quantitative information about level 3 fair value measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at
	October 23, 2021
Description	(remeasurement date)	Valuation Techniques	Unobservable Input	Average/Median
Investment in equity securities using measurement alternative	$32,308	Market approach	Expected volatility	59%/58%